Segment Information (Details 2) (Change in estimated total costs, USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Change in estimated total costs
Revenue recognition
Increase (decrease) in operating profit	$ 1.2	$ 17.5	$ 17.0	$ 8.8	$ 3.6
Increase (decrease) in net income	$ 0.9
Increase (decrease) in net income per common share (in dollars per share)	$ 0.03	$ 0.45	$ 0.43	$ 0.22	$ 0.10